Accumulated Other Comprehensive income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss), Net of Tax) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Beginning Balance			¥ 2,647,625	¥ 2,472,819
Total other comprehensive income (loss)	¥ 11,711	¥ (27,599)	15,257	(62,666)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	1,696	(1,226)	667	(6,430)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	45	(121)	34	(772)
Ending Balance	2,747,842	2,524,396	2,747,842	2,524,396
AOCI Attributable to Parent
Beginning Balance	(16,684)	(35,434)	(21,270)	(6,222)
Ending Balance	(6,714)	(61,686)	(6,714)	(61,686)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(4,352)	(6,568)	(4,483)	(4,757)
Net unrealized gains (losses)	4	404	805	(1,436)
Reclassification adjustment included in net income, net of tax	(73)	(272)	(729)	(364)
Total other comprehensive income (loss)	(69)	132	76	(1,800)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(10)	34	4	(87)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(4,411)	(6,470)	(4,411)	(6,470)
Foreign currency translation adjustments
Beginning Balance	(25,122)	(60,175)	(31,736)	(24,766)
Net unrealized gains (losses)	13,041	(19,262)	19,830	(59,799)
Reclassification adjustment included in net income, net of tax	0	954	(1,175)	287
Total other comprehensive income (loss)	13,041	(18,308)	18,655	(59,512)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	1,717	(1,282)	728	(6,426)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	45	(121)	34	(772)
Ending Balance	(13,843)	(77,080)	(13,843)	(77,080)
Defined benefit pension plans
Beginning Balance	(17,586)	(22,704)	(17,330)	(23,884)
Net unrealized gains (losses)	(180)	75	(427)	1,281
Reclassification adjustment included in net income, net of tax	(10)	127	(20)	218
Total other comprehensive income (loss)	(190)	202	(447)	1,499
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	1	21	0	138
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	(17,777)	(22,523)	(17,777)	(22,523)
Net unrealized gains (losses) on investment in securities
Beginning Balance	30,376	54,013	32,279	47,185
Net unrealized gains (losses)	3,253	(3,811)	6,640	6,936
Reclassification adjustment included in net income, net of tax	(4,324)	(5,814)	(9,667)	(9,789)
Total other comprehensive income (loss)	(1,071)	(9,625)	(3,027)	(2,853)
Less: Other Comprehensive Income (loss) Attributable to the Noncontrolling Interest	(12)	1	(65)	(55)
Less: Other Comprehensive Income (loss) Attributable to the Redeemable Noncontrolling Interests	0	0	0	0
Ending Balance	¥ 29,317	¥ 44,387	¥ 29,317	¥ 44,387